United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07797

SUNAMERICA FOCUSED SERIES, INC.

(Exact name of registrant as specified in charter)

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311

(Address of principal executive offices)(Zip code)

Vincent M. Marra

Senior Vice President & Chief Operating Officer

AIG SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6464

Date of fiscal year end: October 31

Date of reporting period: July 31, 2005

Item 1. Schedule of Investments.

The schedule of investments as of July 31, 2005 is filed herewith.

FOCUSED EQUITY STRATEGY PORTFOLIO @

PORTFOLIO OF INVESTMENTS — July 31, 2005 (unaudited)

Security Description	Shares	Value (Note 1)

AFFILIATED INVESTMENT COMPANIES # - 100.1%

Domestic Equity Securities - 90.0%
SunAmerica Focused Series, Inc.
Focused 2000 Growth Portfolio,
Class A†	4,149,449	$79,295,979
SunAmerica Focused Series, Inc.
Focused 2000 Value Portfolio,
Class A	4,989,791	110,723,453
SunAmerica Focused Series, Inc.
Focused Large-Cap Growth Portfolio,
Class A†	10,015,130	181,273,859
SunAmerica Focused Series, Inc.
Focused Large-Cap Value Portfolio,
Class A	10,868,348	177,262,753

Total Domestic Equity Securities (cost $483,327,347)		548,556,044

International Equity Securities - 10.1%
SunAmerica Focused Series, Inc.
Focused International Equity Portfolio,
Class A (cost $53,707,722)	3,441,191	61,803,790

Total Long-Term Investment Securities (cost $537,035,069)(1)	100.1%	610,359,834
Liabilities in excess of other assets	(0.1)	(381,097)

NET ASSETS	100.0%	$609,978,737

†                  Non-income producing security

#                 See Note 3

@            The Focused Equity Strategy Portfolio invests in various AIG SunAmerica Mutual Funds, some of which may not be presented in this report.  Additional information on the underlying funds is available at our website, www.sunamericafunds.com.

(1)          See Note 4 for cost of investments on a tax basis

See Notes to Portfolio of Investments

FOCUSED MULTI-ASSET STRATEGY PORTFOLIO@

PORTFOLIO OF INVESTMENTS — July 31, 2005 (unaudited)

Security Description	Shares	Value (Note 1)

AFFILIATED INVESTMENT COMPANIES # - 100.0%

Domestic Equity Securities - 72.0%
SunAmerica Focused Series, Inc.
Focused 2000 Growth Portfolio,
Class A†	4,122,705	$78,784,887
SunAmerica Focused Series, Inc.
Focused 2000 Value Portfolio,
Class A	3,596,587	79,808,256
SunAmerica Focused Series, Inc.
Focused Growth and Income Portfolio,
Class A†	4,027,450	68,023,636
SunAmerica Focused Series, Inc.
Focused Large-Cap Growth Portfolio,
Class A†	3,724,083	67,405,899
SunAmerica Focused Series, Inc.
Focused Large-Cap Value Portfolio,
Class A	4,260,028	69,481,055
SunAmerica Focused Series, Inc.
Focused Multi-Cap Growth Portfolio,
Class A†	3,597,771	78,251,518
SunAmerica Focused Series, Inc.
Focused Multi-Cap Value Portfolio,
Class A†	3,421,676	75,140,001

Total Domestic Equity Securities (cost $429,950,309)		516,895,252

Fixed Income Securities - 17.7%
SunAmerica Income Funds
SunAmerica Core Bond Fund,
Class A	6,238,828	63,823,214
SunAmerica Income Funds
SunAmerica GNMA Fund,
Class A	5,601,511	63,017,003

Total Fixed Income Securities (cost $127,593,090)		126,840,217

International Equity Securities - 10.3%
SunAmerica Focused Series, Inc.
Focused International Equity Portfolio,
Class A (cost $63,098,926)	4,116,481	73,931,994

Total Long-Term Investment Securities - (cost $620,642,325)(1)	100.0%	717,667,463
Liabilities in excess of other assets	(0.0)	(52,243)

NET ASSETS	100.0%	$717,615,220

†                  Non-income producing security

#                 See Note 3

@            The Focused Multi-Asset Strategy Portfolio invests in various AIG SunAmerica Mutual Funds, some of which may not be presented in this report.  Additional information on the underlying funds is available at our website, www.sunamericafunds.com.

(1)          See Note 4 for cost of investments on a tax basis

See Notes to Portfolio of Investments

FOCUSED BALANCED STRATEGY PORTFOLIO@

PORTFOLIO OF INVESTMENTS — July 31, 2005 — (unaudited)

		Value
Security Description	Shares	(Note 1)

AFFILIATED INVESTMENT COMPANIES # - 100.1%

Domestic Equity Securities - 61.0%
SunAmerica Focused Series, Inc.
Focused 2000 Growth Portfolio,
Class A†	2,378,259	$45,448,536
SunAmerica Focused Series, Inc.
Focused 2000 Value Portfolio,
Class A	2,690,158	59,694,601
SunAmerica Focused Series, Inc.
Focused Large-Cap Growth Portfolio,
Class A†	5,770,553	104,447,014
SunAmerica Focused Series, Inc.
Focused Large-Cap Value Portfolio,
Class A	5,859,855	95,574,239

Total Domestic Equity Securities (cost $265,434,433)		305,164,390

Fixed Income Securities - 32.7%
SunAmerica Income Funds
SunAmerica Core Bond Fund,
Class A	8,048,360	82,334,725
SunAmerica Income Funds
SunAmerica GNMA Fund,
Class A	7,190,586	80,894,095

Total Fixed Income Securities (cost $164,411,474)		163,228,820

International Equity Securities - 6.4%
SunAmerica Focused Series, Inc.
Focused International Equity Portfolio,
Class A (cost $27,405,528)	1,781,888	32,002,716

Total Long-Term Investment Securities (cost $457,251,435)(1)	100.1%	500,395,926
Liabilities in excess of other assets	(0.1)	(573,572)

NET ASSETS	100.0%	$499,822,354

†                 Non-income producing security

#                See Note 3

@           The Focused Balanced Strategy Portfolio invests in various AIG SunAmerica Mutual Funds, some of which may not be presented in this report.  Additional information on the underlying funds is available at our website, www.sunamericafunds.com.

(1)         See Note 4 for cost of investments on a tax basis

See Notes to Portfolio of Investments

FOCUSED FIXED INCOME AND EQUITY STRATEGY PORTFOLIO@

PORTFOLIO OF INVESTMENTS — July 31, 2005 (unaudited)

		Value
Security Description	Shares	(Note 1)

AFFILIATED INVESTMENT COMPANIES # - 100.3%

Domestic Equity Securities - 29.8%
SunAmerica Focused Series, Inc.
Focused Large-Cap Growth Portfolio,
Class A†	691,742	$12,520,538
SunAmerica Focused Series, Inc.
Focused Large-Cap Value Portfolio,
Class A	701,549	11,442,265

Total Domestic Equity Securities (cost $21,546,427)		23,962,803

Fixed Income Securities - 66.2%
SunAmerica Income Funds
SunAmerica Core Bond Fund,
Class A	1,256,375	12,852,715
SunAmerica Income Funds
SunAmerica GNMA Fund,
Class A	1,898,675	21,360,097
SunAmerica Income Funds
SunAmerica High Yield Bond Fund,
Class A	1,397,816	6,374,039
SunAmerica Income Funds
SunAmerica U.S. Government Securities Fund,
Class A	1,344,628	12,679,838

Total Fixed Income Securities (cost $52,949,643)		53,266,689

International Equity Securities - 4.3%
SunAmerica Focused Series, Inc.
Focused International Equity Portfolio,
Class A (cost $3,010,800)	194,993	3,502,069

Total Long-Term Investment Securities — (cost $77,506,870)(1)	100.3%	80,731,561
Liabilities in excess of other assets	(0.3)	(271,588)

NET ASSETS	100.0%	$80,459,973

†                  Non-income producing security

#                 See Note 3

@            The Focused Fixed Income and Equity Strategy Portfolio invests in various AIG SunAmerica Mutual Funds, some of which may not be presented in this report.  Additional information on the underlying funds is available at our website, www.sunamericafunds.com.

(1)          See Note 4 for cost of investments on a tax basis

See Notes to Portfolio of Investments

FOCUSED FIXED INCOME STRATEGY PORTFOLIO@

PORTFOLIO OF INVESTMENTS — July 31, 2005 (unaudited)

		Value
Security Description	Shares	(Note 1)

AFFILIATED INVESTMENT COMPANIES # - 100.5%

Domestic Equity Securities - 10.2%
SunAmerica Focused Series, Inc.
Focused Growth and Income Portfolio,
Class A† (cost $3,159,324)	203,630	$3,439,309

Fixed Income Securities - 90.3%
SunAmerica Income Funds
SunAmerica Core Bond Fund,
Class A	657,601	6,727,261
SunAmerica Income Funds
SunAmerica GNMA Fund,
Class A	1,176,506	13,235,696
SunAmerica Income Funds
SunAmerica High Yield Bond Fund,
Class A	840,938	3,834,679
SunAmerica Income Funds
SunAmerica U.S. Government Securities Fund,
Class A	702,209	6,621,827

Total Fixed Income Securities (cost $30,093,880)		30,419,463

Total Long-Term Investment Securities — (cost $33,253,204)(1)	100.5%	33,858,772
Liabilities in excess of other assets	(0.5)	(163,823)

NET ASSETS	100.0%	$33,694,949

†                  Non-income producing security

#                 See Note 3

@            The Focused Fixed Income Strategy Portfolio invests in various AIG SunAmerica Mutual Funds, some of which may not be presented in this report.  Additional information on the underlying funds is available at our website, www.sunamericafunds.com.

(1)          See Note 4 for cost of investments on a tax basis

See Notes to Portfolio of Investments

FOCUSED LARGE-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS - July 31, 2005 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 99.8%
Aerospace & Military Technology — 2.9%
General Dynamics Corp.	411,400	$47,389,166

Automotive — 2.1%
Harley-Davidson, Inc.	634,465	33,747,193

Broadcasting & Media — 2.8%
News Corp., Class A	2,855,800	46,778,004

Business Services — 3.3%
Accenture, Ltd., Class A†	2,194,000	54,937,760

Computer Software — 4.9%
Microsoft Corp.	3,112,700	79,716,247

Computers & Business Equipment — 3.1%
Apple Computer, Inc.†	1,210,200	51,615,030

Conglomerate — 4.3%
General Electric Co.	2,043,574	70,503,303

Education — 2.0%
Apollo Group, Inc., Class A†	432,800	32,524,920

Energy Services — 3.0%
Transocean, Inc.†	872,500	49,235,175

Food, Beverage & Tobacco — 3.0%
Coca-Cola Co.	1,130,600	49,475,056

Health Services — 6.0%
UnitedHealth Group, Inc.	1,885,916	98,633,407

Household & Personal Products — 3.9%
Procter & Gamble Co.	1,155,645	64,288,531

Housing & Household Durables — 4.6%
Lennar Corp., Class A	1,113,920	74,933,398

Insurance — 5.2%
AFLAC, Inc.	1,072,300	48,360,730
Wellpoint, Inc.†	525,900	37,202,166

		85,562,896

Internet Content — 8.8%
eBay, Inc.†	2,541,400	106,179,692
Yahoo!, Inc.†	1,142,000	38,074,280

		144,253,972

Leisure & Tourism — 2.3%
Hilton Hotels Corp.	1,559,600	38,600,100

Machinery — 2.5%
Caterpillar, Inc.	765,600	41,273,496

Medical Products — 8.3%
Medtronic, Inc.	995,000	53,670,300
Zimmer Holdings, Inc.†	1,006,665	82,908,929

		136,579,229

Pharmaceuticals — 6.4%
Genentech, Inc.†	1,170,902	104,596,676

Restaurants — 1.7%
Starbucks Corp.†	539,938	28,373,742

Retail — 7.8%
CVS Corp.	2,445,511	75,884,206
Wal-Mart Stores, Inc.	1,045,500	51,595,425

		127,479,631

Telecommunications — 4.8%
QUALCOMM, Inc.	2,012,324	79,466,675

Transportation — 6.1%
FedEx Corp.	725,051	60,969,539
United Parcel Service, Inc., Class B	544,900	39,761,353

		100,730,892

Total Long-Term Investment Securities — 99.8% (cost $1,360,961,469)		1,640,694,499

SHORT-TERM INVESTMENT SECURITIES — 0.2%
U.S. Government Agencies — 0.2%
Federal Home Loan Mtg. Disc. Notes
3.21% due 09/13/05
(cost $2,590,047)	$2,600,000	2,590,047

REPURCHASE AGREEMENTS — 0.1%
Agreement with State Street Bank & Trust Co., bearing interest at 1.50%, dated 07/29/05, to be repurchased 08/01/05 in the amount of $2,435,304 and collaterized by $1,750,000 of United States Treasury Bonds, bearing interest at 8.00%, due 11/15/21 and having an approximate value of $2,485,369 (cost $2,435,000)	2,435,000	2,435,000

TOTAL INVESTMENTS (cost $1,365,986,516)(1)	100.1%	1,645,719,546

Liabilities in excess of other assets	(0.1)	(2,132,352)

NET ASSETS	100.0%	$1,643,587,194

†                  Non-income producing security

(1)          See Note 4 for cost of investments on a tax basis

See Notes to Portfolio of Investments

FOCUSED MULTI-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS - July 31, 2005 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 87.6%
Automotive — 5.8%
Advanced Auto Parts, Inc.†	350,000	$24,136,000

Banks — 2.8%
Bank of America Corp.	264,600	11,536,560

Broadcasting & Media — 6.5%
Echostar Communications Corp., Class A	320,900	9,216,248
XM Satellite Radio Holdings, Inc., Class A†	509,415	18,150,456

		27,366,704

Business Services — 0.0%
FutureLink Corp.†(3)(4)	1,785	0

Computer Software — 8.8%
Avid Technology, Inc.†	321,300	13,221,495
Oracle Corp.†	985,200	13,379,016
SAP AG Sponsored ADR	238,210	10,200,152

		36,800,663

Computers & Business Equipment — 5.1%
Apple Computer, Inc.†	504,420	21,513,513

Electronics — 7.6%
Activision, Inc.†	794,500	16,160,130
Tessera Technologies, Inc.†	446,039	15,664,890

		31,825,020

Energy Services — 1.9%
Transocean, Inc.†	138,500	7,815,555

Energy Sources — 2.7%
Forest Oil Corp.†	255,800	11,449,608

Entertainment Products — 3.0%
Lions Gate Entertainment Corp.†	1,212,100	12,424,025

Health Services — 6.9%
Centene Corp.†	91,600	2,683,880
UnitedHealth Group, Inc.	339,650	17,763,695
WellCare Health Plans, Inc.†	217,500	8,334,600

		28,782,175

Internet Content — 9.4%
eBay, Inc.†	204,825	8,557,589
Google, Inc., Class A†	85,370	24,566,071
Yahoo!, Inc.†	180,600	6,021,204

		39,144,864

Internet Software — 3.4%
Macromedia, Inc.†	358,900	14,409,835

Leisure & Tourism — 2.2%
Starwood Hotels & Resorts Worldwide, Inc.	144,800	9,168,736

Manufacturing — 6.5%
Roper Industries, Inc.	185,800	14,260,150
Dover Corp.	309,600	12,774,096

		27,034,246

Medical Products — 5.1%
Johnson & Johnson	191,400	12,241,944
Zimmer Holdings, Inc.†	112,600	9,273,736

		21,515,680

Pharmaceuticals — 7.3%
Celgene Corp.†	408,240	19,534,284
Taro Pharmaceutical Industries, Ltd.†	460,800	10,824,192

		30,358,476

Retail — 2.6%
Abercrombie & Fitch Co., Class A	119,100	8,581,155
Coldwater Creek, Inc.†	90,700	2,511,483

		11,092,638

Total Long-Term Investment Securities — 87.6% (cost $279,154,258)		366,374,298

SHORT-TERM INVESTMENT SECURITIES — 5.6%
Commercial Paper — 4.8%
Prudential Funding Corp.
3.24% due 08/01/05	$8,900,000	8,900,000
UBS Finance Delaware, LLC
3.27% due 08/01/05	11,200,000	11,200,000

		20,100,000

U.S. Government Agencies — 0.8%
Federal Home Loan Bank Cons. Disc. Notes
3.10% due 08/01/05	3,200,000	3,200,000

Total Short-Term Investment Securities (cost $23,300,000)		23,300,000

REPURCHASE AGREEMENTS — 6.1%
State Street Bank & Trust Co. Joint Repurchase Agreement(2)	592,000	592,000
UBS Securities, LLC Joint Repurchase Agreement(2)	23,000,000	23,000,000
Agreement with State Street Bank & Trust Co., bearing interest at 1.75%, dated 07/29/05, to be repurchased 08/01/05 in the amount of $1,742,254 and collaterized by $1,255,000 of United States Treasury Bonds, bearing interest at 8.00%, due 11/15/21 and having an approximate value of $1,782,365	1,742,000	1,742,000

Total Repurchase Agreements (cost $25,334,000)		25,334,000

TOTAL INVESTMENTS (cost $327,788,258)(1)	99.3%	415,008,298

Other assets less liabilities	0.7	3,085,019

NET ASSETS	100.0%	$418,093,317

†                  Non-income producing security

(1)          See Note 4 for cost of investments on a tax basis

(2)          See Note 2 for details of Joint Repurchase Agreement

(3)          Security obtained prior to Portfolio merger and change in investment technique

(4)          Illiquid security

ADR - American Depository Receipt

See Notes to Portfolio of Investments

FOCUSED 2000 GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS - July 31, 2005 - (unaudited)

Security Description	Shares/ Principal Amount	Value Note(1)

COMMON STOCK — 94.2%
Apparel & Textiles — 2.7%
Guess?, Inc.†	214,100	$5,009,940
True Religion Apparel, Inc.†	348,976	5,915,143

		10,925,083

Automotive — 1.4%
CarMax, Inc.†	195,000	5,697,900

Banks — 1.4%
Signature Bank†	191,800	5,759,754

Business Services — 4.5%
Central European Distribution Corp.†	161,926	6,044,698
ChoicePoint, Inc.†	160,000	6,976,000
Hewitt Associates, Inc., Class A†	200,000	5,550,000

		18,570,698

Communication Equipment — 3.1%
Foundry Networks, Inc.†	556,600	6,590,144
Ixia†	302,568	5,972,692

		12,562,836

Computer Software — 3.3%
Hyperion Solutions Corp.†	130,300	6,131,918
THQ, Inc.†	211,200	7,387,776

		13,519,694

Computers & Business Equipment — 1.7%
M-Systems Flash Disk Pioneers, Ltd.†	263,915	6,822,203

Education — 1.0%
Universal Technical Institute, Inc.†	120,000	3,888,000

Electronics — 4.3%
Emulex Corp.†	311,200	5,909,688
FormFactor, Inc.†	233,400	6,101,076
Sonic Solutions†	288,134	5,532,173

		17,542,937

Energy Services — 3.9%
Grey Wolf, Inc.†	1,104,300	8,469,981
Veritas DGC, Inc.†	245,578	7,563,802

		16,033,783

Energy Sources — 2.8%
Comstock Resources, Inc.†	124,500	3,447,405
Encore Acquisition Co.†	255,000	8,042,700

		11,490,105

Financial Services — 5.3%
Euronet Worldwide, Inc.†	228,533	6,722,298
First Marblehead Corp.†	250,000	8,687,500
Jefferies Group, Inc.	150,000	6,199,500

		21,609,298

Health Services — 12.9%
American Healthways, Inc.†	172,300	7,679,411
AMERIGROUP Corp.†	300,000	10,395,000
Centene Corp.†	234,800	6,879,640
LCA-Vision, Inc.	184,880	8,467,504
Manor Care, Inc.	200,000	7,592,000
SFBC International, Inc.†	114,626	4,612,550
United Surgical Partners International, Inc.†	203,400	7,324,434

		52,950,539

Household & Personal Products — 1.9%
Jarden Corp.†	203,850	7,819,686

Housing & Household Durables — 2.7%
Toll Brothers, Inc.†	200,000	11,084,000

Insurance — 4.6%
Arch Capital Group, Ltd.†	250,000	11,500,000
Axis Capital Holdings, Ltd.	250,000	7,200,000

		18,700,000

Internet Content — 2.9%
aQuantive, Inc.†	330,033	6,224,422
Audible, Inc.†	315,652	5,678,580

		11,903,002

Internet Software — 1.1%
Websense, Inc.†	87,500	4,361,000

Leisure & Tourism — 4.9%
Kerzner International, Ltd.†	120,000	7,170,000
Wynn Resorts, Ltd.†	225,000	12,667,500

		19,837,500

Machinery — 0.9%
TurboChef Technologies, Inc.†	219,649	3,806,517

Manufacturing — 2.0%
Ceradyne, Inc.†	261,451	8,332,443

Medical Products — 10.1%
American Medical Systems Holdings, Inc.†	355,900	8,274,675
Edwards Lifesciences Corp.†	200,000	9,174,000
Immucor, Inc.†	186,176	5,114,255
Intuitive Surgical, Inc.†	124,441	8,636,205
LifeCell Corp.†	447,271	9,924,944

		41,124,079

Pharmaceuticals — 3.3%
Kos Pharmaceuticals, Inc.†	102,640	7,338,760
United Therapeutics Corp.†	112,711	6,013,132

		13,351,892

Restaurants — 2.8%
California Pizza Kitchen, Inc.†	50,000	1,530,000
Cheesecake Factory, Inc.†	90,000	3,218,400
P. F. Chang’s China Bistro, Inc.†	115,600	6,588,044

		11,336,444

Retail — 6.2%
A. C. Moore Arts & Crafts, Inc.†	158,800	4,562,324
Aeropostale, Inc.†	251,500	7,507,275
Cabela’s Inc., Class A†	170,000	3,746,800
Select Comfort Corp.†	170,000	3,622,700
Urban Outfitters, Inc.†	100,345	6,091,945

		25,531,044

Telecommunications — 1.3%
Orckit Communications, Ltd.†	224,407	5,441,870

Transportation — 1.2%
C.H. Robinson Worldwide, Inc.	80,000	5,005,600

Total Long-Term Investment Securities — 94.2% (cost $294,004,624)		385,007,907

REPURCHASE AGREEMENTS — 5.5%
Agreement with State Street Bank & Trust Co., bearing interest at 3.12%, dated 07/29/05, to be repurchased 08/01/05 in the amount of $10,331,686 and collateralized by $10,635,000 of Federal National Mortgage Assoc. Disc. Notes, bearing interest at 3.00%, due 08/15/07 and having an approximate aggregate value of $10,536,073	$10,329,000	10,329,000
Agreement with State Street Bank & Trust Co., bearing interest at 1.50%, dated 07/29/05, to be repurchased 08/01/05 in the amount of $11,134,392 and collateralized by $8,000,000 of United States Treasury Bonds, bearing interest at 8.13%, due 08/15/19 and having an approximate aggregate value of $11,356,976	11,133,000	11,133,000
Agreement with State Street Bank & Trust Co., bearing interest at 1.50%, dated 07/29/05, to be repurchased 08/01/05 in the amount of $1,045,131 and collateralized by $800,000 of United States Treasury Bonds, bearing interest at 6.88%, due 08/15/25 and having an approximate aggregate value of $1,072,000	1,045,000	1,045,000

Total Repurchase Agreements (cost $22,507,000)		22,507,000

TOTAL INVESTMENTS — (cost $316,511,624)(1)	99.7%	407,514,907

Other assets less liabilities	0.3	1,345,760

NET ASSETS—	100.0%	$408,860,667

† Non-income producing security

(1) See Note 4 for cost of investments on a tax basis

See Notes To Portfolio of Investments

FOCUSED LARGE-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS - July 31, 2005 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 98.2%
Aerospace & Military Technology — 3.2%
United Technologies Corp.	340,400	$17,258,280

Banks — 7.8%
Bank of America Corp.	649,100	28,300,760
Washington Mutual, Inc.	312,500	13,275,000

		41,575,760

Broadcasting & Media — 4.3%
Time Warner, Inc.†	1,359,100	23,131,882

Business Services — 3.3%
Monsanto Co.	260,000	17,516,200

Computers & Business Equipment — 2.6%
International Business Machines Corp.	164,300	13,712,478

Conglomerate — 3.3%
General Electric Co.	510,700	17,619,150

Energy Sources — 21.7%
Burlington Resources, Inc.	300,000	19,233,000
Chevron Corp.	374,500	21,724,745
ConocoPhillips	929,200	58,158,628
Valero Energy Corp.	210,000	17,383,800

		116,500,173

Financial Services — 9.9%
Citigroup, Inc.	340,700	14,820,450
Fannie Mae	294,800	16,467,528
Freddie Mac@	343,200	21,717,696

		53,005,674

Food, Beverage & Tobacco — 12.8%
Altria Group, Inc.	455,100	30,473,496
Archer-Daniels-Midland Co.	720,000	16,516,800
Diageo, PLC Sponsored ADR	215,200	11,980,184
UST, Inc.	211,000	9,710,220

		68,680,700

Health Services — 5.6%
Caremark Rx, Inc.†	390,000	17,386,200
Quest Diagnostics, Inc.	241,440	12,395,530

		29,781,730

Insurance — 6.4%
Aetna, Inc.	210,000	16,254,000
MetLife, Inc.	370,000	18,181,800

		34,435,800

Metals & Mining — 3.3%
Nucor Corp.	320,000	17,744,000

Pharmaceuticals — 8.4%
Medco Health Solutions, Inc.†	393,100	19,041,764
Pfizer, Inc.	980,900	25,993,850

		45,035,614

Retail — 3.4%
J.C. Penney Co., Inc.	330,000	18,526,200

Telecommunications — 2.2%
Verizon Communications, Inc.	340,400	11,651,892

Total Long-Term Investment Securities — 98.2% (cost $463,357,314)		526,175,533

SHORT-TERM INVESTMENT SECURITIES — 0.7%
Time Deposits — 0.7%
Euro Time Deposit with State Street Bank & Trust Co. 1.65% due 08/01/05 (cost $3,759,000)	$3,759,000	3,759,000

REPURCHASE AGREEMENTS — 1.4%
State Street Bank & Trust Co. Joint Repurchase Agreement(2)	99,000	99,000
UBS Warburg, LLC Joint Joint Repurchase Agreement(2)	7,000,000	7,000,000
Agreement with State Street Bank & Trust Co., bearing interest at 1.50%, dated 07/29/05, to be repurchased 08/01/05 in the amount of $492,062 and collateralized by $335,000 of United States Treasury Bonds, bearing interest at 8.75%, due 08/15/20 and having an approximate value of $504,945	492,000	492,000

Total Repurchase Agreements (cost $7,591,000)		7,591,000

TOTAL INVESTMENTS (cost $474,707,314)(1)	100.3%	537,525,533

Liabilities in excess of other assets	(0.3)	(1,722,230)

NET ASSETS	100.0%	$535,803,303

†                  Non-income producing security

(1)          See Note 4 for cost of investments on a tax basis

(2)          See Note 2 for details of Joint Repurchase Agreement

ADR - American Depository Receipt

@            The security or a portion thereof represents collateral for the following open futures contracts:

Open Futures Contracts

					Unrealized
Number				Value as of	Appreciation
of Contracts	Description	Expiration Date	Value at Trade Date	July 31, 2005	(Depreciation)
12 Long	S&P 500 Index	September 2005	$3,618,570	$3,710,400	$91,830

See Notes to Portfolio of Investments

FOCUSED MULTI-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS - July 31, 2005 (unaudited)

	Shares/ Principal	Value
Security Description	Amount	(Note 1)

COMMON STOCK — 97.2%
Apparel & Textiles — 3.4%
V. F. Corp.	362,700	$21,413,808

Automotive — 2.8%
AutoZone, Inc.†	183,500	17,880,240

Banks — 9.7%
Bank of America Corp.	236,100	10,293,960
Golden West Financial Corp.	205,100	13,356,112
North Fork Bancorp., Inc.	626,450	17,158,465
SunTrust Banks, Inc.	286,300	20,819,736

		61,628,273

Broadcasting & Media — 4.7%
Clear Channel Communications, Inc.	501,200	16,359,168
Liberty Global Inc., Class A†	283,260	13,437,854

		29,797,022

Business Services — 3.1%
Republic Services, Inc.	540,266	19,584,643

Chemicals — 4.1%
du Pont (E.I.) de Nemours & Co.	607,900	25,945,172

Conglomerate — 10.1%
Honeywell International, Inc.	532,500	20,916,600
Hutchison Whampoa, Ltd. (2)	4,392,000	42,770,059

		63,686,659

Electronics — 6.9%
AVX Corp.	1,683,700	22,999,342
Emerson Electric Co.	310,700	20,444,060

		43,443,402

Energy Sources — 9.3%
Devon Energy Corp.	391,800	21,976,062
EnCana Corp.	886,000	36,636,100

		58,612,162

Financial Services — 6.3%
CIT Group, Inc.	437,400	19,306,836
Freddie Mac	232,500	14,712,600
Instinet Group, Inc.†	1,158,050	5,662,865

		39,682,301

Food, Beverage & Tobacco — 7.2%
General Mills, Inc.	478,900	22,699,860
Kraft Foods, Inc., Class A	749,497	22,897,133

		45,596,993

Forest Products — 2.8%
Weyerhaeuser Co.	255,300	17,610,594

Insurance — 2.4%
Assurant, Inc.	416,700	15,397,065

Machinery — 2.5%
Alamo Group, Inc.	797,209	15,824,599

Metals & Mining — 3.6%
POSCO Sponsored ADR	451,900	22,549,810

Pharmaceuticals — 2.9%
Sankyo Co., Ltd. (2)	949,800	18,674,839

Real Estate Companies — 5.4%
Forest City Enterprises, Inc., Class A	952,100	34,266,079

Real Estate Investment Trusts — 3.4%
Catellus Development Corp.	591,666	21,335,476

Retail — 3.4%
Wal-Mart Stores, Inc.	436,300	21,531,404

Telecommunications — 3.2%
ALLTEL Corp.	309,300	20,568,450

Total Long-Term Investment Securities (cost $502,008,200)		615,028,991

REPURCHASE AGREEMENTS — 2.2%
Agreement with State Street Bank & Trust Co., bearing interest at 1.90%, dated 07/29/05, to be repurchased 08/01/05 in the amount of $12,488,977 and collateralized by $8,755,000 of United States Treasury Bonds, bearing interest at 8.13%, due 08/15/21 and having an approximate value of $12,738,525	$12,487,000	12,487,000
Agreement with State Street Bank & Trust Co., bearing interest at 1.90%, dated 07/29/05, to be repurchased 08/01/05 in the amount of $1,744,276 and collateralized by $1,255,000 of United States Treasury Bonds, bearing interest at 8.13%, due 08/15/19 and having an approximate value of $1,781,626	1,744,000	1,744,000

Total Repurchase Agreements (cost $14,231,000)		14,231,000

TOTAL INVESTMENTS (cost $516,239,200) (1)	99.4%	629,259,991

Other assets less liabilities	0.6	3,784,709

NET ASSETS	100.0%	$633,044,700

†                  Non-income producing security

(1)          See Note 4 for cost of investments on a tax basis.

(2)          Security was valued using fair value procedures at July 31, 2005.

See Note 1 regarding fair value pricing procedures for foreign equity securities.

ADR - American Depository Receipt

See Notes to Portfolio of Investments

FOCUSED 2000 VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS - July 31, 2005 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 87.3%
Aerospace & Military Technology — 1.8%
Alliant Techsystems, Inc.†	150,000	$10,950,000

Apparel & Textiles — 1.8%
Timberland Co., Class A†	320,000	10,681,600

Automotive — 2.2%
Cooper Tire & Rubber Co.	380,000	7,645,600
Superior Industries International, Inc.	250,000	5,835,000

		13,480,600

Banks — 4.2%
Brookline Bancorp, Inc.	450,000	7,204,500
Knight Capital Group, Inc.†	1,320,000	10,428,000
Washington Federal, Inc.	319,000	7,423,130

		25,055,630

Broadcasting & Media — 1.7%
R.H. Donnelley Corp.†	158,100	10,355,550

Business Services — 10.8%
BearingPoint, Inc.†	311,300	2,555,773
BISYS Group, Inc.†	533,200	8,387,236
Bowne & Co., Inc.	573,200	7,858,572
Clark, Inc.	552,900	8,028,108
Ingram Micro, Inc., Class A	495,800	9,241,712
Jacobs Engineering Group, Inc.†	160,000	9,420,800
Valassis Communications, Inc.†	328,100	12,976,355
W. W. Grainger, Inc.	97,900	6,101,128

		64,569,684

Chemicals — 4.6%
Lubrizol Corp.	372,100	16,372,400
UAP Holding Corp.	575,660	11,167,804

		27,540,204

Computers & Business Equipment — 0.9%
Silicon Storage Technology, Inc.†	1,150,000	5,428,000

Electronics — 4.1%
Arrow Electronics, Inc.†	416,000	12,488,320
Cabot Microelectronics Corp.†	395,000	11,877,650

		24,365,970

Energy Services — 5.9%
Alliant Energy Corp.	437,400	12,728,340
ENSCO International, Inc.	272,900	11,019,702
Patterson-UTI Energy, Inc.	350,000	11,490,500

		35,238,542

Energy Sources — 3.8%
Cimarex Energy Co.†	300,000	12,582,000
St. Mary Land & Exploration Co.	320,000	10,112,000

		22,694,000

Financial Services — 4.7%
A.G. Edwards, Inc.	114,600	5,076,780
Affiliated Managers Group, Inc.†	183,000	13,047,900
Apollo Investment Corp.	558,500	10,047,415

		28,172,095

Food, Beverage & Tobacco — 1.2%
Smithfield Foods, Inc.†	287,500	7,509,500

Forest Products — 2.8%
Glatfelter	525,000	6,693,750
Rayonier, Inc.	180,000	10,267,200

		16,960,950

Health Services — 2.8%
Apria Healthcare Group, Inc.†	241,800	8,155,914
Tenet Healthcare Corp.†	722,100	8,766,294

		16,922,208

Household & Personal Products — 1.6%
Nu Skin Enterprises, Inc., Class A	407,050	9,614,521

Housing & Household Durables — 1.0%
Beazer Homes USA, Inc.	88,800	5,811,072

Insurance — 9.3%
Allmerica Financial Corp.†	220,200	8,587,800
Assured Guaranty, Ltd.	556,205	13,265,489
Conseco, Inc.†	409,300	8,926,833
Old Republic International Corp.	400,000	10,504,000
Radian Group, Inc.	145,300	7,494,574
UnumProvident Corp.	354,500	6,788,675

		55,567,371

Internet Software — 3.2%
GTECH Holdings Corp.	418,900	12,550,244
Verity, Inc.†	640,000	6,444,800

		18,995,044

Machinery — 1.4%
Global Power Equipment Group, Inc.†	888,500	8,414,095

Manufacturing — 1.7%
Federal Signal Corp.	570,465	9,983,138

Medical Products — 1.2%
Invacare Corp.	148,000	6,238,200
Sybron Dental Specialties, Inc.†	33,800	1,239,760

		7,477,960

Pharmaceuticals — 1.2%
Perrigo Co.	500,000	6,950,000

Real Estate Companies — 1.5%
MI Developments, Inc., Class A	282,900	9,335,700

Real Estate Investment Trusts — 3.0%
American Financial Realty Trust	701,900	10,107,360
Home Properties, Inc.	180,000	8,240,400

		18,347,760

Restaurants — 1.3%
Outback Steakhouse, Inc.	164,500	7,662,410

Retail — 4.1%
Big Lots, Inc.†	452,000	5,862,440
BJ’s Wholesale Club, Inc.†	293,500	9,359,715
Finish Line, Inc., Class A	532,700	9,636,543

		24,858,698

Telecommunications — 1.0%
IDT Corp., Class B†	450,000	5,845,500

Transportation — 2.5%
CSX Corp.	101,400	4,617,756
Laidlaw International, Inc.	410,000	10,537,000

		15,154,756

Total Common Stock
(cost $453,706,733)		523,942,558

EXCHANGE TRADED FUNDS — 1.7%
Financial Services — 1.7%
iShares Russell 2000 Value Index Fund
(cost $9,526,030)	150,600	10,267,907

Total Long-Term Investment Securities — 89.0% (cost $463,232,763)		534,210,465

SHORT-TERM INVESTMENT SECURITIES — 5.3%
Commercial Paper — 1.7%
Prudential Funding Corp. 3.24% due 08/01/05	$9,700,000	9,700,000

U.S. Government Agencies — 3.6%
Federal Home Loan Bank Cons. Disc. Notes 3.10% due 08/01/05	21,600,000	21,600,000

Total Short-Term Investment Securities (cost $31,300,000)		31,300,000

REPURCHASE AGREEMENTS — 5.0%
State Street Bank & Trust Co. Joint Repurchase Agreement(2)	523,000	523,000
UBS Warburg, LLC Joint Repurchase Agreement(2)	24,000,000	24,000,000
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 07/29/05, to be repurchased 08/01/05 in the amount of $5,542,385 and collateralized by $5,805,000 of United States Treasury Notes, bearing interest at 3.63%, due 05/15/13 and having an approximate aggregate value of $5,653,609	5,541,000	5,541,000

Total Repurchase Agreements (cost $30,064,000)		30,064,000

TOTAL INVESTMENTS — (cost $524,596,763)(1)	99.3%	595,574,465

Other assets less liabilities	0.7	4,487,145

NET ASSETS—	100.0%	$600,061,610

†                  Non-income producing security

(1)          See Note 4 for cost of investments on a tax basis

(2)          See Note 2 for details of Joint Repurchase Agreement

See Notes To Portfolio of Investments

FOCUSED GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - July 31, 2005 (unaudited)

	Shares/
	Principal	Value
Security Description	Amount	(Note 1)

COMMON STOCK — 94.7%
Aerospace & Military Technology — 2.7%
United Technologies Corp.	200,000	$10,140,000

Banks — 6.1%
Bank of America Corp.	270,000	11,772,000
Lloyds TSB Group, PLC(3)	1,288,600	10,894,050

		22,666,050

Broadcasting & Media — 3.6%
Time Warner, Inc.†	790,200	13,449,204

Chemicals — 3.0%
Dow Chemical Co.	228,800	10,970,960

Computers & Business Equipment — 2.2%
International Business Machines Corp.	96,000	8,012,160

Conglomerate — 6.9%
General Electric Co.	734,693	25,346,909

Energy Sources — 8.6%
Chevron Corp.	416,600	24,166,966
Exxon Mobil Corp.	131,500	7,725,625

		31,892,591

Financial Services — 5.4%
Citigroup, Inc.	454,700	19,779,450

Food, Beverage & Tobacco — 1.9%
Diageo, PLC Sponsored ADR	125,000	6,958,750

Health Services — 5.7%
UnitedHealth Group, Inc.	405,750	21,220,725

Household & Personal Products — 3.7%
Procter & Gamble Co.	248,988	13,851,202

Housing & Household Durables — 4.5%
Lennar Corp., Class A	245,872	16,539,810

Leisure & Tourism — 3.0%
Southwest Airlines Co.	778,000	11,039,820

Medical Products — 4.1%
Zimmer Holdings, Inc.†	185,173	15,250,848

Pharmaceuticals — 12.0%
Genentech, Inc.†	272,295	24,324,112
Pfizer, Inc.	300,000	7,950,000
Sanofi-Aventis(3)	138,300	11,943,441

		44,217,553

Restaurants — 3.4%
Starbucks Corp.†	239,803	12,601,648

Retail — 4.4%
CVS Corp.	527,625	16,372,204

Telecommunications — 11.8%
Motorola, Inc.	535,900	11,350,362
NII Holdings, Inc.†	110,000	8,188,400
QUALCOMM, Inc.	432,129	17,064,774
Verizon Communications, Inc.	200,000	6,846,000

		43,449,536

Transportation — 1.7%
FedEx Corp.	74,875	6,296,239

Total Common Stock
(cost $307,416,343)		350,055,659

CONVERTIBLE BONDS — 3.3%
Telecommunications — 3.3%
Level 3 Communications, Inc. 6.00% due 3/15/10	$23,425,000	12,385,969
(cost $14,633,129)

Total Long-Term Investment Securities — 98.0% (cost $322,049,472)		362,441,628

REPURCHASE AGREEMENTS — 2.1%
State Street Bank & Trust Co. Joint Repurchase Agreement(2)	694,000	694,000
UBS Securities, LLC Joint Repurchase Agreement(2)	2,000,000	2,000,000
Agreement with State Street Bank & Trust Co., bearing interest at 1.50%, dated 07/29/05, to be repurchased 08/01/05 in the amount of $995,124 and collateralized by $715,000 of United States Treasury Bonds, bearing interest at 8.00%, due 11/15/21 and having an approximate aggregate value of $1,015,451	995,000	995,000
Agreement with State Street Bank & Trust Co., bearing interest at 1.50%, dated 07/29/05, to be repurchased 08/01/05 in the amount of $4,094,512 and collateralized by $2,945,000 of United States Treasury Bonds, bearing interest at 8.13%, due 08/15/2019 and having an approximate aggregate value of $4,180,787	4,094,000	4,094,000

Total Repurchase Agreements (cost $7,783,000)		7,783,000

TOTAL INVESTMENTS (cost $329,832,472)(1)	100.1%	370,224,628

Liabilities in excess of other assets	(0.1)	(399,723)

NET ASSETS	100.0%	$369,824,905

†                  Non-income producing security

(1)          See Note 4 for cost of investments on a tax basis

(2)          See Note 2 for details of Joint Repurchase Agreement

(3)          Security was valued using fair value procedures at July 31, 2005.  See Note 1 regarding fair value pricing procedures for foreign equity securities.

ADR - American Depository Receipt

See Notes to Portfolio of Investments

FOCUSED INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS - July 31, 2005 (unaudited)

	Shares/
	Principal	Value
Security Description	Amount	(Note 1)(2)

COMMON STOCK — 96.1%
Australia — 3.1%
Australia & New Zealand Banking Group, Ltd.	482,800	$7,814,106

France — 6.3%
Vinci SA	111,701	9,046,183
Vivendi Universal SA	208,900	6,626,311

		15,672,494
Germany — 13.4%
Bayerische Motoren Werke (BMW)	243,800	11,411,942
Deutsche Bank AG	95,200	8,230,880
Pfeiffer Vacuum Technology AG	122,400	5,901,161
Siemens AG	100,157	7,716,362

		33,260,345
Hong Kong — 7.2%
Shangri-La Asia, Ltd.	4,548,000	8,004,161
Sun Hung Kai Properties, Ltd. †	950,000	9,790,544

		17,794,705
Ireland — 4.1%
Bank of Ireland	618,500	10,288,091

Japan — 17.4%
Daiwa Securities Group, Inc.	1,190,000	6,982,302
HOYA Corp.	67,000	8,257,008
NTT DoCoMo, Inc.	5,800	8,971,956
Takeda Pharmaceutical Co., Ltd.	231,200	11,820,917
YAMADA-DENKI Co., Ltd.	128,400	7,248,675

		43,280,858
Mexico — 3.2%
America Movil SA de CV ADR	360,330	8,020,946

Singapore — 6.0%
Capitaland, Ltd.	4,748,000	8,061,338
Singapore Telecommunications, Ltd.	4,100,000	6,815,046

		14,876,384
South Africa — 1.8%
Sasol, Ltd.	149,311	4,476,752

Switzerland — 12.0%
Nestle SA	28,090	7,698,040
Roche Holding AG	135,317	18,371,497
UBS AG	46,731	3,832,875

		29,902,412
United Kingdom — 21.6%
Diageo, PLC	653,800	9,011,096
Enodis, PLC †	3,601,300	7,572,823
Enterprise Inns, PLC	536,403	7,692,540
GlaxoSmithKline, PLC	470,100	11,060,984
GUS, PLC	372,960	5,919,327
InterContinental Hotels Group, PLC	311,809	3,959,117
Vodafone Group, PLC	3,315,616	8,520,060

		53,735,947

Total Long-Term Investment Securities (cost $209,090,874)		239,123,040

REPURCHASE AGREEMENTS — 3.4%
Agreement with State Street Bank & Trust Co., bearing interest at 1.50%, dated 07/29/05, to be repurchased 08/01/05 in the amount of $4,595,574 and collateralized by $3,315,000 of United States Treasury Bonds, bearing interest at 7.88%, due 02/15/21 and having an approximate value of $4,690,897	$4,595,000	4,595,000
Agreement with State Street Bank & Trust Co., bearing interest at 1.50%, dated 07/29/05, to be repurchased 08/01/05 in the amount of $3,783,473 and collateralized by $2,720,000 of United States Treasury Bonds, bearing interest at 8.13%, due 08/15/19 and having an approximate value of $3,861,372	3,783,000	3,783,000

Total Repurchase Agreements (cost $8,378,000)		8,378,000

TOTAL INVESTMENTS (cost $217,468,874) (1)	99.5%	247,501,040

Other assets less liabilities—	0.5	1,148,896

NET ASSETS	100.0%	$248,649,936

†                  Non-income producing security

(1)          See Note 4 for cost of investments on a tax basis.

(2)          A substantial number of the Portfolio’s holdings were valued using fair value procedures at July 31, 2005.  At July 31, 2005, the aggregate value of these securities were $231,102,094 representing 92.9% of net assets.  See Note 1 regarding fair value pricing procedures for foreign equity securities.

ADR - American Depository Receipt

Open Forward Foreign Currency Contracts

Contract to Deliver		Delivery Date	In Exchange For		Gross Unrealized Appreciation
GBP	1,400,000	11/28/2005	USD	2,581,250	$126,187
GBP	1,400,000	12/07/2005	USD	2,668,120	213,182
GBP	1,100,000	12/09/2005	USD	2,101,110	172,253
					$511,622

GBP-Pound Sterling

USD-United States Dollar

Portfolio breakdown as a percentage of net assets by industry:

Pharmaceuticals	16.6%
Telecommunications	13.0
Banks	12.1
Leisure & Tourism	7.9
Real Estate Companies	7.2
Business Services	6.7
Food, Beverage & Tobacco	6.7
Retail	5.3
Automotive	4.6
Repurchase Agreements	3.4
Electronics	3.3
Multi-Industry	3.1
Financial Services	2.8
Broadcasting & Media	2.6
Machinery	2.4
Energy Sources	1.8
99.5%

See Notes to Portfolio of Investments

FOCUSED TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS - July 31, 2005 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 97.5%
Broadcasting & Media — 4.3%
Getty Images, Inc.†	50,000	$4,037,500

Business Services — 4.8%
Monster Worldwide, Inc.†	150,069	4,557,596

Communication Equipment — 1.7%
Juniper Networks, Inc.†	68,550	1,644,514

Computer Software — 19.9%
EMC Corp.†	390,300	5,343,207
Microsoft Corp.	93,200	2,386,852
NCR Corp.†	92,430	3,208,245
Oracle Corp.†	193,000	2,620,940
Red Hat, Inc.†	339,360	5,171,847

		18,731,091

Computers & Business Equipment — 12.3%
Dell, Inc.†	175,700	7,110,579
SanDisk Corp.†	133,810	4,525,454

		11,636,033

Electronics — 16.4%
Analog Devices, Inc.	40,600	1,591,520
Chartered Semiconductor Manufacturing, Ltd.†	3,580,000	2,754,110
Flextronics International, Ltd.†	290,400	3,932,016
Intel Corp.	65,300	1,772,242
Micron Technology, Inc.†	234,610	2,787,167
Texas Instruments, Inc.	84,300	2,677,368

		15,514,423

Financial Services — 5.6%
E*TRADE Financial Corp.†	337,800	5,239,278

Internet Content — 17.0%
Google, Inc., Class A†	15,000	4,316,400
Homestore, Inc.†	984,700	2,599,608
InfoSpace, Inc.†	3,800	91,732
Yahoo!, Inc.†	271,400	9,048,476

		16,056,216

Internet Software — 5.7%
Symantec Corp.†	89,800	1,972,906
VeriSign, Inc.†	127,600	3,357,156

		5,330,062

Telecommunications — 9.8%
American Tower Corp., Class A†	166,000	3,814,680
Motorola, Inc.	257,800	5,460,204

		9,274,884

Total Long-Term Investment Securities - 97.5% (cost $79,594,130)		92,021,597

REPURCHASE AGREEMENTS — 2.7%
State Street Bank & Trust Co. Joint Repurchase Agreement(2)	$521,000	521,000
Agreement with State Street Bank & Trust Co., bearing interest at 1.90%, dated 07/29/05, to be repurchased 08/01/05 in the amount of $2,074,328 and collateralized by $2,074,000 of United States Treasury Bonds, bearing interest at 8.13%, due 08/15/19 and having an approximate value of $2,122,335	2,074,000	2,074,000

Total Repurchase Agreements (cost $2,595,000)		2,595,000

TOTAL INVESTMENTS (cost $82,189,130)(1)	100.2%	94,616,597

Liabilities in excess of other assets	(0.2)	(225,791)

NET ASSETS	100.0%	$94,390,806

†                  Non-income producing security

(1)          See Note 4 for cost of investments on a tax basis

(2)          See Note 2 for details of Joint Repurchase Agreement

See Notes to Portfolio of Investments

FOCUSED DIVIDEND STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS - July 31, 2005 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 99.0%
Automotive — 6.3%
General Motors Corp.	188,242	$6,931,070
Johnson Controls, Inc.	118,461	6,804,400

		13,735,470

Business Services — 13.5%
Avery Dennison Corp.	124,530	7,057,115
Bemis Co., Inc.	257,992	6,965,784
Genuine Parts Co.	171,622	7,858,571
Paychex, Inc.	224,250	7,828,568

		29,710,038

Chemicals — 10.2%
du Pont (E.I.) de Nemours & Co.	154,476	6,593,036
Rohm and Haas Co.	170,347	7,846,183
Sherwin-Williams Co.	168,484	8,021,523

		22,460,742

Electronics — 3.2%
Emerson Electric Co.	107,666	7,084,423

Financial Services — 6.2%
Citigroup, Inc.	157,433	6,848,336
J.P. Morgan Chase & Co.	193,492	6,799,309

		13,647,645

Food, Beverage & Tobacco — 27.1%
Altria Group, Inc.	123,696	8,282,684
Anheuser-Busch Cos., Inc.	148,646	6,592,450
Brown-Forman Corp., Class B	154,790	9,047,476
Coca-Cola Co.	181,556	7,944,891
ConAgra Foods, Inc.	257,203	5,841,080
McCormick & Co., Inc.	196,203	6,823,940
PepsiCo, Inc.	144,719	7,891,527
Sysco Corp.	199,568	7,196,422

		59,620,470

Household & Personal Products — 9.7%
Avon Products, Inc.	194,638	6,366,609
Clorox Co.	127,814	7,138,412
Colgate-Palmolive Co.	147,515	7,809,444

		21,314,465

Pharmaceuticals — 13.5%
Abbott Laboratories	161,158	7,514,798
Bristol-Myers Squibb Co.	294,806	7,364,254
Merck & Co., Inc.	234,690	7,289,471
Pfizer, Inc.	279,963	7,419,019

		29,587,542

Retail Stores — 3.1%
Albertson’s, Inc.	317,591	6,767,864

Telecommunications — 6.2%
SBC Communications, Inc.	293,549	7,177,273
Verizon Communications, Inc.	185,423	6,347,029

		13,524,302

Total Long-Term Investment Securities - 99.0% (cost $208,001,841)		217,452,961

REPURCHASE AGREEMENTS — 0.0%
State Street Bank & Trust Co. Joint Repurchase Agreement(2)
(cost $19,000)	$19,000	19,000

TOTAL INVESTMENTS (cost $208,020,841)(1)	99.0%	217,471,961

Other assets less liabilities	1.0	2,239,286

NET ASSETS	100.0%	$219,711,247

(1)          See Note 4 for cost of investments on a tax basis

(2)          See Note 2 for details of Joint Repurchase Agreement

See Notes to Portfolio of Investments

Note 1. Security Valuation

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges.  Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”).  Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price.  In such cases, the NOCP will be normalized to the nearer of the bid or ask price.  For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price.  If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market  for the security.  However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices are unreliable.  This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U. S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities.  If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange.  The Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open.  For foreign equity securities, the Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available.  If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers.  Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board of Directors.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Future contracts traded on national securities exchanges are valued as of the close of the exchange upon which they trade.  Forward contracts are valued at the 4:00 p.m. eastern time forward rate.  Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market. Mutual funds held by the Portfolio are valued at the net asset value (market value) of the underlying fund.  Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Directors.

Note 2. Repurchase Agreements

As of July 31, 2005, the following Portfolios held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

Portfolio	Percentage Interest	Principal Amount

Focused Multi-Cap Growth	0.43%	$592,000
Focused Large-Cap Value	0.07	99,000
Focused 2000 Value	0.38	523,000
Focused Growth and Income	0.51	694,000
Focused Technology	0.38	521,000
Focused Dividend Strategy	0.01	19,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated July 29, 2005, bearing interest at a rate of 3.06% per annum, with a principal amount of $136,321,000, a repurchase price of $136,355,762 and a maturity date of August 1, 2005.  The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value

U.S. Treasury Notes	1.63%	02/28/06	$29,931,566	$30,530,197
U.S. Treasury Notes	3.38	02/28/07	73,303,834	74,771,150
U.S. Treasury Notes	3.63	05/15/13	12,660,967	12,914,187
U.S. Treasury Notes	4.38	05/15/07	20,424,632	20,833,125

In addition, at July 31, 2005, the following Portfolios held an undivided interest in a joint repurchase agreement with UBS Warburg, LLC:

Portfolio	Percentage Interest	Principal Amount

Focused Multi-Cap Growth	5.11%	$23,000,000
Focused Large-Cap Value	1.56	7,000,000
Focused 2000 Value	5.33	24,000,000
Focused Growth and Income	0.44	2,000,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Warburg, LLC, dated July 29, 2005, bearing interest at a rate of 3.24% per annum, with a principal amount of $450,000,000, a repurchase price of $450,121,500 and a maturity date of August 1, 2005.  The repurchase aggreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value

U.S. Treasury Bonds	2.38%	01/15/25	$53,186,000	$54,250,000
U.S. Treasury Bonds	3.88	04/15/32	82,354,000	84,001,928
U.S. Treasury Bonds	3.88	04/15/29	314,460,000	320,750,000

Note 3. Transactions with Affiliates

As disclosed in the Portfolio of Investments, certain Portfolios owned securities issued by American International Group, Inc. (“AIG”) or an affiliate therof. For the nine months ended July 31, 2005, transactions in securities of AIG were as follows:

Portfolio	Security	Income	Capital Gain Distribution Received	Market Value at October 31, 2004
Focused Equity Strategy	Various AIG SunAmerica Funds*	$7,502,264	$6,847,982	$524,982,817
Focused Multi-Asset Strategy	Various AIG SunAmerica Funds*	8,511,879	5,103,380	540,199,099
Focused Balanced Strategy	Various AIG SunAmerica Funds*	8,443,349	4,668,385	450,615,211
Focused Fixed Income and Equity Strategy	Various AIG SunAmerica Funds*	1,866,954	312,517	89,393,606
Focused Fixed Income Strategy	Various AIG SunAmerica Funds*	954,324	88,230	37,866,894

Portfolio	Security	Cost of Purchase	Proceeds of Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at July 31, 2005
Focused Equity Strategy	Various AIG SunAmerica Funds*	$51,184,858	$28,761,490	$8,647,940	$54,305,709	$610, 359,834
Focused Multi-Asset Strategy	Various AIG SunAmerica Funds*	119,418,610	4,878,243	1,193,560	61,734,437	717,667,463
Focused Balanced Strategy	Various AIG SunAmerica Funds*	42,213,678	25,598,485	5,287,275	27,878,247	500,395,926
Focused Fixed Income and Equity Strategy	Various AIG SunAmerica Funds*	10,383,785	22,120,265	1,206,446	1,867,989	80,731,561
Focused Fixed Income Strategy	Various AIG SunAmerica Funds*	7,582,313	11,927,628	215,660	121,533	33,858,772

* See Portfolio of Investments for details.

Note 4. Federal Income Taxes

As of July 31, 2005, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

	Focused Equity Strategy Portfolio	Focused Multi-Asset Strategy Portfolio	Focused Balanced Strategy Portfolio	Focused Fixed Income and Equity Strategy Portfolio	Focused Fixed Income Strategy Portfolio
Cost	$537,099,425	$620,642,831	$457,428,820	$77,635,849	$33,710,702
Appreciation	73,324,765	97,778,011	44,327,145	3,402,512	627,009
Depreciation	(64,356)	(753,379)	(1,360,039)	(306,800)	(478,939)
Net unrealized appreciation (depreciation)	$73,260,409	$97,024,632	$42,967,106	$3,095,712	$148,070

	Focused Large-Cap Growth Portfolio	Focused Multi-Cap Growth Portfolio	Focused 2000 Growth Portfolio	Focused Large-Cap Value Portfolio	Focused Multi-Cap Value Portfolio
Cost	$1,389,002,125	$328,082,656	$316,724,332	$475,533,271	$519,016,598
Appreciation	306,707,961	96,859,366	95,772,894	75,326,975	123,839,262
Depreciation	(49,990,540)	(9,933,724)	(4,982,319)	(13,338,713)	(13,595,869)
Net unrealized appreciation (depreciation)	$256,717,421	$86,925,642	$90,790,575	$61,988,262	$110,243,393

	Focused 2000 Value Portfolio	Focused Growth and Income Portfolio	Focused International Equity Portfolio	Focused Technology Portfolio	Focused Dividend Strategy Portfolio
Cost	$524,601,425	$330,350,016	$217,539,201	$82,258,711	$211,053,624
Appreciation	84,028,250	51,144,332	32,620,093	15,202,242	20,019,726
Depreciation	(13,055,210)	(11,269,720)	(2,658,254)	(2,844,356)	(13,601,389)
Net unrealized appreciation (depreciation)	$70,973,040	$39,874,612	$29,961,839	$12,357,886	$6,418,337

Note 5. Other Information

On May 26, 2005, the New York Attorney General and the New York Superintendent of Insurance filed a civil complaint against American International Group, Inc. (“AIG”) as well as its former Chairman and Chief Executive Officer and former Vice Chairman and Chief Financial Officer, in the Supreme Court of the State of New York. The complaint asserts claims under New York’s Martin Act and Insurance Law, among others, and makes allegations concerning certain transactions entered into by AIG and certain of its subsidiaries, but in no case involving any subsidiary engaged in providing management or administrative services to the Portfolios. The complaint seeks disgorgement, injunctive relief, punitive damages and costs, among other things.

AIG is the indirect parent company and an affiliated person of the AIG SunAmerica Asset Management Corp.

(“Adviser”) and AIG SunAmerica Capital Services, Inc. (the “Distributor”). Neither the Adviser, the Distributor or their respective officers and directors nor the Portfolios have been named in the complaint, and the complaint does not seek any penalties against them.

In the Adviser’s view, the matters alleged in the lawsuit are not material in relation to the financial position of the Adviser or the Distributor, or to their ability to provide their respective services to the Portfolios. Due to a provision in the law governing the operation of mutual funds, however, if the lawsuit results in an injunction being entered against AIG, then the Adviser and the Distributor will need to obtain permission from the Securities and Exchange Commission to continue to service the Portfolios. While the Securities and Exchange Commission has granted this type of relief to others in the past in similar circumstances, there is no assurance that this permission would be granted.

Note 6. Subsequent Events

Effective August 3, 2005, the following portfolios were added to the Fund: Focused Mid-Cap Growth Portfolio and Focused Mid-Cap Value Portfolio. Effective August 3, 2005, the following portfolios had a name change: Focused 2000 Growth Portfolio changed to Focused Small-Cap Growth Portfolio; Focused 2000 Value Portfolio changed to Focused Small-Cap Value Portfolio.

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Focused Series, Inc.’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a)

An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Focused Series, Inc.

By:	/s/ Vincent M. Marra
Vincent M. Marra
President

Date: September 21, 2005

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Vincent M. Marra
Vincent M. Marra
President

Date: September 21, 2005

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: September 21, 2005